INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2011	$ 31,801	$ 3,353	$ 119,147	$ 837	$ (96,743)	$ 5,207
Balance, shares at Dec. 31, 2011		4,860,024
Issuance of shares, net	138	39	99
Issuance of shares, net, shares		50,000
Issuance of shares in respect of Stock-based compensation	5	1	4
Issuance of shares in respect of Stock-based compensation, shares		1,500
Purchase of subsidiary	133					133
Stock-based compensation expenses	168		168
Exercise of options in subsidiary			(323)			323
Purchase of non controlling interest			(228)			228
Other comprehensive income	(787)			(708)		(79)
Net income attributable to Non-controlling interest	24					24
Net income attributable to Pointer shareholders	365				365
Accumulated other comprehensive income
Accumulated gain (loss) on derivative instruments	(78)
Accumulated foreign currency translation differences, net	207
Accumulated other comprehensive income	129
Balance at Jun. 30, 2012	31,847	3,393	118,867	129	(96,378)	5,836
Balance, shares at Jun. 30, 2012		4,911,524
Balance at Dec. 31, 2011	31,801	3,353	119,147	837	(96,743)	5,207
Balance, shares at Dec. 31, 2011		4,860,024
Issuance of shares, net	1,942	517	1,425
Issuance of shares, net, shares		694,034
Issuance of shares in respect of Stock-based compensation	5	1	4
Issuance of shares in respect of Stock-based compensation, shares		1,500
Purchase of subsidiary	133					133
Stock-based compensation expenses	265		265
Dividend paid to non-controlling interest	(1,215)					(1,215)
Exercise of options in subsidiary			(323)			323
Purchase of non controlling interest			(228)			228
Sale of subsidiary	241					241
Other comprehensive income	537			290		247
Net income attributable to Non-controlling interest	434					434
Net income attributable to Pointer shareholders	1,203				1,203
Accumulated other comprehensive income
Accumulated other comprehensive income	1,127
Balance at Dec. 31, 2012	35,346	3,871	120,290	1,127	(95,540)	5,598
Balance, shares at Dec. 31, 2012	5,555,558	5,555,558
Stock-based compensation expenses	58		58
Exercise of options in subsidiary			332			(332)
Other comprehensive income	567			302		265
Net income attributable to Non-controlling interest	658					658
Net income attributable to Pointer shareholders	1,778				1,778
Accumulated other comprehensive income
Accumulated gain (loss) on derivative instruments
Accumulated foreign currency translation differences, net	1,429
Accumulated other comprehensive income	1,429
Balance at Jun. 30, 2013	$ 38,407	$ 3,871	$ 120,680	$ 1,429	$ (93,762)	$ 6,189
Balance, shares at Jun. 30, 2013	5,555,558	5,555,558